Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Taxes [Line Items]
Statutory tax rate	30.86%	33.06%
Effective tax rate	16.30%	30.83%
Net operating loss carryforwards	¥ 1,613,000
Unrecognized tax benefits	¥ 1,443